Current assets and liabilities - Deferred Income (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets and liabilities
Deferred income	€ 11,570	€ 33,773
Customer reimbursements for equipment	€ 6,756	8,567
Forgivable loan		€ 21,125